Contingent Liabilities, Liens And Guarantees (Commitments) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Nov. 30, 2007	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities, Liens And Guarantees [Abstract]
Minimum future rentals under operating leases - 2013					$ 1.9
Minimum future rentals under operating leases - 2014					0.5
Minimum future rentals under operating leases - 2015					0.3
Minimum future rentals under operating leases - 2016					0.1
Minimum future rentals under operating leases - 2017					30.0
Leasing fees			2.9	2.8
Term of Frame Product and Service Purchase Agreement		10 years
Term of any renewal period for Frame Product and Service Purchase Agreement		12 months
Term of Revenue Sharing Agreement	5 years
Aggregate amount obligated to purchase from Telematics					$ 1.5	$ 8.9